Subsequent Events, textual (Details) (USD $)	1 Months Ended
Oct. 31, 2013
Vessel acquisitions | H827
Vessel acquisitions
Vessel purchase price	$ 30,000,000
Vessel acquisitions | H828
Vessel acquisitions
Vessel purchase price	30,200,000
Credit facility
Line Of Credit Facility
Line of Credit Facility, Maximum Borrowing Capacity	16,000,000
Dividend declaration | Common Stock
Dividend declaration
Dividends Payable, Amount Per Share	$ 0.06
Dividends Payable, Date Of Record	Oct. 25, 2013
Dividends Payable, Date to be Paid	Oct. 30, 2013
Dividend declaration | Series B cumulative perpetual preferred shares
Dividend declaration
Dividends Payable, Amount Per Share	$ 0.51111
Dividends Payable	$ 818,000
Dividends Payable, Date Of Record	Nov. 22, 2013
Dividends Payable, Date to be Paid	Dec. 06, 2013